PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited)

Voya Short Duration Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 37.6%
Basic Materials : 1.4%
389,000  Albemarle Corp.,
4.650%,
06/01/2027 $ 386,022
0.0
656,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2026 663,306
0.1
1,200,000
(1)
Cleveland-Cliffs, Inc.,
5.875%,
06/01/2027 1,194,217
0.2
513,000  Eastman Chemical Co.,
5.000%,
08/01/2029 511,766
0.1
641,000  Ecolab, Inc., 1.650%,
02/01/2027 604,269
0.1
417,000  EIDP, Inc., 4.500%,
05/15/2026 416,822
0.0
827,000
(2)
Georgia-Pacific LLC,
1.750%,
09/30/2025 809,773
0.1
1,200,000
(2)
Hudbay Minerals, Inc.,
4.500%,
04/01/2026 1,183,936
0.2
1,200,000
(2)
NOVA Chemicals Corp.,
5.250%,
06/01/2027 1,167,299
0.2
1,200,000
(2)
Novelis Corp., 3.250%,
11/15/2026 1,144,074
0.2
252,000  Nucor Corp., 2.000%,
06/01/2025 248,975
0.0
65,000  Nutrien Ltd., 4.900%,
03/27/2028 65,002
0.0
1,098,000  Nutrien Ltd., 5.950%,
11/07/2025 1,108,970
0.2
9,504,431
1.4
Communications : 1.9%
513,000  AT&T, Inc., 1.700%,
03/25/2026 494,818
0.1
1,200,000
(2)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.500%,
05/01/2026 1,197,585
0.2
529,000  Comcast Corp.,
4.550%,
01/15/2029 523,877
0.1
1,200,000
(2)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 5.875%,
08/15/2027 1,170,436
0.2
444,000  Fox Corp., 3.050%,
04/07/2025 441,927
0.1
710,000  Meta Platforms, Inc.,
4.300%,
08/15/2029 701,233
0.1
1,497,000
(2)
NBN Co. Ltd., 1.450%,
05/05/2026 1,432,640
0.2
349,000
(2)
NBN Co. Ltd., 5.750%,
10/06/2028 358,863
0.0
700,000  Rogers
Communications, Inc.,
5.000%,
02/15/2029 695,827
0.1
1,200,000
(2)
Sirius XM Radio, Inc.,
3.125%,
09/01/2026 1,153,742
0.2
1,147,000  Sprint Capital Corp.,
6.875%,
11/15/2028 1,218,410
0.2
596,000  T-Mobile USA, Inc.,
2.050%,
02/15/2028 547,498
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
429,000  T-Mobile USA, Inc.,
2.250%,
02/15/2026 $ 416,989
0.1
283,000  T-Mobile USA, Inc.,
2.625%,
04/15/2026 275,993
0.0
291,000  T-Mobile USA, Inc.,
4.950%,
03/15/2028 291,213
0.0
395,000  Uber Technologies, Inc.,
4.300%,
01/15/2030 382,500
0.0
1,200,000
(1)(2)
Univision
Communications, Inc.,
6.625%,
06/01/2027 1,196,577
0.2
12,500,128
1.9
Consumer, Cyclical : 4.7%
361,000
(2)
7-Eleven, Inc., 0.950%,
02/10/2026 345,448
0.0
1,300,000
(2)
Adient Global
Holdings Ltd., 4.875%,
08/15/2026 1,281,816
0.2
15,485  American Airlines
Pass Through Trust
2016-1, AA, 3.575%,
07/15/2029 14,910
0.0
600,000
(2)
American Airlines, Inc./
AAdvantage Loyalty
IP Ltd., 5.500%,
04/20/2026 598,534
0.1
225,000  American Honda
Finance Corp., GMTN,
4.400%,
10/05/2026 224,228
0.0
430,000  American Honda
Finance Corp., GMTN,
4.450%,
10/22/2027 426,905
0.1
195,000  American Honda
Finance Corp., MTN,
1.300%,
09/09/2026 184,464
0.0
656,000
(2)
BMW US Capital LLC,
1.250%,
08/12/2026 622,435
0.1
325,000  BorgWarner, Inc.,
4.950%,
08/15/2029 323,413
0.0
1,035,000
(2)
Daimler Truck Finance
North America LLC,
3.500%,
04/07/2025 1,031,453
0.1
410,000
(2)
Daimler Truck Finance
North America LLC,
5.000%,
01/15/2027 411,134
0.1
245,000
(2)
Denso Corp., 4.420%,
09/11/2029 240,569
0.0
380,000  Ford Motor Credit
Co. LLC, 4.125%,
08/17/2027 367,599
0.1
300,000  Ford Motor Credit
Co. LLC, 5.800%,
03/08/2029 300,251
0.0
500,000  Ford Motor Credit Co.
LLC, GMTN, 4.389%,
01/08/2026 496,290
0.1
410,000  General Motors
Financial Co., Inc.,
3.800%,
04/07/2025 408,750
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
586,000  General Motors
Financial Co., Inc.,
5.250%,
03/01/2026 $ 587,916
0.1
235,000  General Motors
Financial Co., Inc.,
5.350%,
07/15/2027 237,395
0.0
415,000  General Motors
Financial Co., Inc.,
5.400%,
04/06/2026 417,564
0.1
300,000  General Motors
Financial Co., Inc.,
5.550%,
07/15/2029 303,434
0.0
565,000
(2)
Hilton Domestic
Operating Co., Inc.,
5.375%,
05/01/2025 563,691
0.1
565,000  Home Depot, Inc.,
4.875%,
06/25/2027 570,483
0.1
874,000  Honda Motor Co. Ltd.,
2.534%,
03/10/2027 835,340
0.1
561,000
(2)
Hyundai Capital
America, 1.300%,
01/08/2026 541,484
0.1
264,000
(2)
Hyundai Capital
America, 5.650%,
06/26/2026 266,701
0.0
262,000
(2)
Hyundai Capital
America, 5.950%,
09/21/2026 266,975
0.0
493,000
(2)
Hyundai Capital
America, 6.250%,
11/03/2025 497,984
0.1
1,300,000
(2)
International Game
Technology PLC,
4.125%,
04/15/2026 1,281,914
0.2
252,000  Lowe's Cos., Inc.,
3.350%,
04/01/2027 244,810
0.0
999,000
(2)
Mattel, Inc., 3.375%,
04/01/2026 979,332
0.1
1,200,000
(1)(2)
Melco Resorts
Finance Ltd., 5.250%,
04/26/2026 1,182,006
0.2
493,000
(2)
Mercedes-Benz Finance
North America LLC,
5.100%,
08/03/2028 493,466
0.1
655,000  MGM Resorts
International, 4.625%,
09/01/2026 646,685
0.1
545,000  MGM Resorts
International, 5.500%,
04/15/2027 542,038
0.1
1,200,000
(2)
NCL Corp. Ltd.,
5.875%,
02/15/2027 1,197,123
0.2
235,000  PACCAR Financial
Corp., 4.000%,
09/26/2029 227,372
0.0
1,112,000  Ross Stores, Inc.,
4.600%,
04/15/2025 1,110,787
0.2
1,200,000
(2)
Royal Caribbean
Cruises Ltd., 4.250%,
07/01/2026 1,178,248
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
840,000  Toll Brothers Finance
Corp., 4.350%,
02/15/2028 $ 820,987
0.1
718,000  Toyota Motor Credit
Corp., 5.400%,
11/20/2026 729,531
0.1
230,000  Toyota Motor Credit
Corp., MTN, 4.350%,
10/08/2027 228,435
0.0
702,000  Toyota Motor Credit
Corp. B, 5.000%,
03/19/2027 708,266
0.1
30,026  United Airlines Pass
Through Trust 20-1, A,
5.875%,
04/15/2029 30,692
0.0
1,200,000
(2)
United Airlines, Inc.,
4.375%,
04/15/2026 1,180,835
0.2
1,200,000
(2)
Viking Cruises Ltd.,
5.875%,
09/15/2027 1,194,912
0.2
425,000
(2)
Volkswagen Group of
America Finance LLC,
4.950%,
08/15/2029 414,923
0.1
535,000
(2)
Volkswagen Group of
America Finance LLC,
5.300%,
03/22/2027 535,777
0.1
500,000
(2)
Volkswagen Group of
America Finance LLC,
5.650%,
09/12/2028 502,483
0.1
385,000
(2)
Volkswagen Group of
America Finance LLC,
6.450%,
11/16/2030 398,749
0.1
864,000  Warnermedia
Holdings, Inc., 3.755%,
03/15/2027 832,552
0.1
1,200,000
(2)
William Carter Co.,
5.625%,
03/15/2027 1,190,893
0.2
1,250,000
(2)
ZF North America
Capital, Inc., 4.750%,
04/29/2025 1,244,997
0.2
31,464,979
4.7
Consumer, Non-cyclical : 5.2%
1,088,000  AbbVie, Inc., 3.200%,
05/14/2026 1,069,267
0.2
280,000  AbbVie, Inc., 3.200%,
11/21/2029 260,006
0.0
651,000  AbbVie, Inc., 4.800%,
03/15/2029 650,682
0.1
680,000
(2)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
3.250%,
03/15/2026 663,998
0.1
520,000
(2)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
4.625%,
01/15/2027 509,521
0.1
618,000  Amgen, Inc., 5.150%,
03/02/2028 622,640
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,044,000  Amgen, Inc., 5.250%,
03/02/2025 $ 1,044,647
0.2
930,000  Astrazeneca Finance
LLC, 4.800%,
02/26/2027 935,573
0.1
1,200,000
(2)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 5.750%,
07/15/2027 1,173,753
0.2
695,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 691,743
0.1
403,000  Boston Scientific Corp.,
1.900%,
06/01/2025 398,375
0.1
760,000  Bunge Ltd. Finance
Corp., 1.630%,
08/17/2025 745,791
0.1
365,000  Cardinal Health, Inc.,
4.700%,
11/15/2026 364,624
0.1
299,000  Cardinal Health, Inc.,
5.000%,
11/15/2029 297,302
0.0
270,000  Cardinal Health, Inc.,
5.125%,
02/15/2029 270,696
0.0
263,000
(2)
Cargill, Inc., 3.625%,
04/22/2027 257,712
0.0
1,200,000
(2)
CHS/Community Health
Systems, Inc., 5.625%,
03/15/2027 1,152,999
0.2
370,000  Cigna Group, 1.250%,
03/15/2026 355,051
0.1
517,000  Cigna Group, 5.000%,
05/15/2029 516,772
0.1
314,000
(2)
CSL Finance PLC,
3.850%,
04/27/2027 306,956
0.0
1,247,000  CVS Health Corp.,
3.875%,
07/20/2025 1,239,370
0.2
990,000  CVS Health Corp.,
5.400%,
06/01/2029 990,815
0.1
629,000
(2)
Element Fleet
Management Corp.,
3.850%,
06/15/2025 625,995
0.1
398,000
(2)
Element Fleet
Management Corp.,
5.643%,
03/13/2027 403,831
0.1
315,000  Equifax, Inc., 2.600%,
12/15/2025 308,783
0.0
486,000
(2)
ERAC USA Finance
LLC, 5.000%,
02/15/2029 487,927
0.1
1,200,000
(2)
Garda World Security
Corp., 4.625%,
02/15/2027 1,166,558
0.2
933,000  GE HealthCare
Technologies, Inc.,
5.600%,
11/15/2025 939,579
0.1
348,000  Gilead Sciences, Inc.,
4.800%,
11/15/2029 347,411
0.1
920,000  Global Payments, Inc.,
1.200%,
03/01/2026 882,417
0.1
1,100,000
(2)
Graham Holdings Co.,
5.750%,
06/01/2026 1,096,395
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
999,000  HCA, Inc., 5.875%,
02/15/2026 $ 1,004,363
0.2
600,000
(2)
Health Care Service
Corp. A Mutual Legal
Reserve Co., 1.500%,
06/01/2025 591,857
0.1
1,348,000  Humana, Inc., 5.750%,
03/01/2028 1,374,228
0.2
600,000
(2)
IQVIA, Inc., 5.000%,
10/15/2026 592,437
0.1
118,000  Keurig Dr Pepper, Inc.,
5.050%,
03/15/2029 118,407
0.0
285,000  Laboratory Corp. of
America Holdings,
4.350%,
04/01/2030 275,041
0.0
180,000
(1)
McKesson Corp.,
4.250%,
09/15/2029 176,034
0.0
185,000
(1)
Mondelez International,
Inc., 4.750%,
02/20/2029 184,490
0.0
355,000  Novartis Capital Corp.,
3.800%,
09/18/2029 341,884
0.1
715,000  Philip Morris
International, Inc.,
4.375%,
11/01/2027 709,381
0.1
267,000  Philip Morris
International, Inc.,
4.875%,
02/13/2029 266,764
0.0
89,000
(2)
Prime Security Services
Borrower LLC / Prime
Finance, Inc., 5.750%,
04/15/2026 89,030
0.0
325,000  Quanta Services, Inc.,
4.750%,
08/09/2027 324,691
0.0
355,000  Quest Diagnostics, Inc.,
4.600%,
12/15/2027 354,590
0.1
726,000
(2)
Roche Holdings, Inc.,
5.338%,
11/13/2028 742,604
0.1
1,361,000  Royalty Pharma PLC,
1.200%,
09/02/2025 1,327,732
0.2
748,000  S&P Global, Inc.,
2.450%,
03/01/2027 715,242
0.1
1,151,000  S&P Global, Inc.,
2.700%,
03/01/2029 1,059,785
0.2
705,000  Smith & Nephew PLC,
5.150%,
03/20/2027 710,193
0.1
695,000
(2)
Solventum Corp.,
5.450%,
02/25/2027 701,957
0.1
256,000  Stryker Corp., 3.650%,
03/07/2028 247,294
0.0
625,000  Tenet Healthcare Corp.,
6.250%,
02/01/2027 624,998
0.1
201,000  Tyson Foods, Inc.,
5.400%,
03/15/2029 203,295
0.0
498,000  UnitedHealth Group,
Inc., 2.950%,
10/15/2027 476,726
0.1
295,000  UnitedHealth Group,
Inc., 4.800%,
01/15/2030 293,564
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
522,000  Zoetis, Inc., 5.400%,
11/14/2025 $ 524,931
0.1
34,808,707
5.2
Energy : 2.4%
1,200,000
(2)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.750%,
03/01/2027 1,195,228
0.2
516,000
(1)
Baker Hughes Holdings
LLC / Baker Hughes
Co-Obligor, Inc.,
2.061%,
12/15/2026 491,786
0.1
748,000  Canadian Natural
Resources Ltd.,
2.050%,
07/15/2025 736,955
0.1
550,000
(2)
Chord Energy Corp.,
6.375%,
06/01/2026 550,253
0.1
488,000  Diamondback
Energy, Inc., 5.150%,
01/30/2030 489,211
0.0
488,000  Diamondback
Energy, Inc., 5.200%,
04/18/2027 492,760
0.1
600,000
(2)
Earthstone Energy
Holdings LLC, 8.000%,
04/15/2027 613,133
0.1
1,200,000
(2)
Enerflex Ltd., 9.000%,
10/15/2027 1,250,280
0.2
625,000  EnLink Midstream
Partners L.P., 4.150%,
06/01/2025 623,449
0.1
243,000  Equinor ASA, 2.875%,
04/06/2025 241,971
0.0
1,200,000  Global Partners L.P.
/ GLP Finance Corp.,
7.000%,
08/01/2027 1,210,518
0.2
1,200,000
(2)
Hess Midstream
Operations L.P.,
5.625%,
02/15/2026 1,196,890
0.2
590,000  Kinder Morgan, Inc.,
1.750%,
11/15/2026 559,816
0.1
290,000  Occidental Petroleum
Corp., 6.625%,
09/01/2030 303,698
0.0
1,252,000  ONEOK, Inc., 5.850%,
01/15/2026 1,263,638
0.2
385,000  Ovintiv Exploration, Inc.,
5.375%,
01/01/2026 386,513
0.0
600,000
(2)
Permian Resources
Operating LLC, 5.375%,
01/15/2026 596,854
0.1
551,000  Phillips 66, 3.850%,
04/09/2025 549,513
0.1
647,000  Pioneer Natural
Resources Co., 1.125%,
01/15/2026 624,826
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
1,252,000  Plains All American
Pipeline L.P. / PAA
Finance Corp., 4.650%,
10/15/2025 $ 1,250,660
0.2
1,200,000  Southwestern
Energy Co., 5.700%,
01/23/2025 1,200,911
0.2
15,828,863
2.4
Financial : 13.8%
653,000  Aflac, Inc., 1.125%,
03/15/2026 626,573
0.1
298,000
(3)
American Express Co.,
4.990%,
05/01/2026 298,122
0.0
224,000
(3)
American Express Co.,
5.098%,
02/16/2028 225,331
0.0
541,000
(3)
American Express Co.,
5.389%,
07/28/2027 547,036
0.1
510,000
(3)
American Express Co.,
5.645%,
04/23/2027 515,567
0.1
438,000  American Tower Corp.,
3.650%,
03/15/2027 427,733
0.1
112,000  American Tower Corp.,
5.250%,
07/15/2028 112,739
0.0
850,000  Ameriprise Financial,
Inc., 3.000%,
04/02/2025 846,487
0.1
98,000  Aon North America, Inc.,
5.125%,
03/01/2027 98,702
0.0
162,000  Aon North America, Inc.,
5.150%,
03/01/2029 162,559
0.0
482,000  Arthur J Gallagher
& Co., 4.850%,
12/15/2029 480,006
0.1
698,000
(2)
Athene Global Funding,
5.684%,
02/23/2026 703,996
0.1
577,000
(2)
Aviation Capital
Group LLC, 6.375%,
07/15/2030 604,648
0.1
1,175,000
(2)
Avolon Holdings
Funding Ltd., 2.528%,
11/18/2027 1,088,485
0.2
200,000
(3)
Banco Santander SA,
5.538%,
03/14/2030 200,983
0.0
400,000  Banco Santander SA,
5.588%,
08/08/2028 405,499
0.1
1,422,000
(3)
Bank of America Corp.,
1.734%,
07/22/2027 1,356,061
0.2
38,000
(3)
Bank of America Corp.,
3.419%,
12/20/2028 36,444
0.0
48,000
(3)
Bank of America Corp.,
3.705%,
04/24/2028 46,761
0.0
422,000
(3)
Bank of America Corp.,
4.376%,
04/27/2028 417,591
0.1
760,000
(3)
Bank of America Corp.,
5.202%,
04/25/2029 763,730
0.1
234,000
(3)
Bank of America
Corp., MTN, 1.197%,
10/24/2026 227,413
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,281,000
(3)
Bank of America
Corp., MTN, 1.319%,
06/19/2026 $ 1,260,333
0.2
684,000
(3)
Bank of America
Corp., MTN, 2.015%,
02/13/2026 681,749
0.1
75,000
(3)
Bank of America
Corp., MTN, 2.551%,
02/04/2028 71,517
0.0
325,000
(3)
Bank of America
Corp., MTN, 3.194%,
07/23/2030 299,553
0.0
271,000  Bank of America NA,
5.526%,
08/18/2026 274,755
0.0
1,055,000  Bank of Montreal,
5.300%,
06/05/2026 1,065,331
0.2
229,000
(3)
Bank of New York
Mellon Corp., 4.414%,
07/24/2026 228,440
0.0
710,000
(3)
Bank of New York
Mellon Corp., 4.890%,
07/21/2028 713,009
0.1
447,000
(3)
Bank of New York
Mellon Corp., 4.947%,
04/26/2027 448,948
0.1
325,000
(3)
Bank of New York
Mellon Corp., MTN,
4.975%,
03/14/2030 325,506
0.0
593,000  Bank of Nova Scotia,
1.450%,
01/10/2025 592,469
0.1
522,000  Bank of Nova Scotia,
MTN, 3.450%,
04/11/2025 519,966
0.1
788,000
(2)
Blackstone Holdings
Finance Co. LLC,
1.625%,
08/05/2028 702,123
0.1
329,000
(2)
Blackstone Holdings
Finance Co. LLC,
2.500%,
01/10/2030 293,057
0.0
457,000
(2)
Blackstone Holdings
Finance Co. LLC,
5.900%,
11/03/2027 470,563
0.1
280,000  Blue Owl Credit
Income Corp., 7.750%,
09/16/2027 294,109
0.0
220,000
(2)(3)
CaixaBank SA, 5.673%,
03/15/2030 222,230
0.0
328,000
(2)(3)
CaixaBank SA, 6.684%,
09/13/2027 336,718
0.1
304,000  Camden Property Trust,
4.100%,
10/15/2028 295,797
0.0
315,000
(3)
Capital One Financial
Corp., 1.878%,
11/02/2027 297,828
0.0
535,000
(1)(3)
Capital One Financial
Corp., 5.468%,
02/01/2029 538,884
0.1
551,000
(3)
Capital One Financial
Corp., 5.700%,
02/01/2030 558,731
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
526,000  Charles Schwab Corp.,
5.875%,
08/24/2026 $ 535,314
0.1
377,000
(3)
Charles Schwab Corp.,
6.196%,
11/17/2029 393,087
0.1
615,000
(2)
CNO Global Funding,
1.650%,
01/06/2025 614,774
0.1
550,000
(2)(3)
Cooperatieve
Rabobank UA, 1.339%,
06/24/2026 540,698
0.1
714,000  Cooperatieve
Rabobank UA, 4.800%,
01/09/2029 713,674
0.1
507,000  Corebridge Financial,
Inc., 3.650%,
04/05/2027 493,027
0.1
651,000
(2)
Corebridge Global
Funding, 0.900%,
09/22/2025 634,283
0.1
711,000
(2)(3)
Credit Agricole SA,
5.335%,
01/10/2030 711,441
0.1
121,000  Credit Suisse AG/
New York NY, 2.950%,
04/09/2025 120,415
0.0
1,210,000  Crown Castle, Inc.,
1.350%,
07/15/2025 1,187,087
0.2
556,000
(2)(3)
Danske Bank A/S,
4.298%,
04/01/2028 548,067
0.1
329,000
(2)(3)
Danske Bank A/S,
4.613%,
10/02/2030 319,392
0.0
714,000
(3)
Deutsche Bank AG/
New York NY, 2.311%,
11/16/2027 678,891
0.1
836,000
(2)(3)
DNB Bank ASA,
5.896%,
10/09/2026 842,033
0.1
703,000  Equinix, Inc., 1.250%,
07/15/2025 689,636
0.1
1,654,000
(2)
Federation des Caisses
Desjardins du Quebec,
2.050%,
02/10/2025 1,649,256
0.2
487,000
(2)
Federation des Caisses
Desjardins du Quebec,
5.250%,
04/26/2029 489,530
0.1
597,000  Fifth Third Bank NA,
3.850%,
03/15/2026 589,858
0.1
1,200,000
(2)
Freedom Mortgage
Corp., 7.625%,
05/01/2026 1,204,513
0.2
600,000
(2)
GA Global Funding
Trust, 3.850%,
04/11/2025 598,164
0.1
209,000
(3)
Goldman Sachs Bank
USA/New York NY,
5.283%,
03/18/2027 210,223
0.0
106,000
(3)
Goldman Sachs Bank
USA/New York NY,
5.414%,
05/21/2027 106,848
0.0
354,000
(3)
Goldman Sachs
Group, Inc., 2.640%,
02/24/2028 337,679
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
356,000
(3)
Goldman Sachs
Group, Inc., 5.049%,
07/23/2030 $ 354,001
0.1
130,000
(3)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 132,722
0.0
130,000
(3)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 136,252
0.0
324,000  Hanover Insurance
Group, Inc., 4.500%,
04/15/2026 322,092
0.0
1,000,000
(3)
HSBC Holdings PLC,
2.099%,
06/04/2026 988,388
0.1
736,000
(3)
ING Groep NV, 4.017%,
03/28/2028 721,097
0.1
309,000
(3)
ING Groep NV, 6.083%,
09/11/2027 315,103
0.0
272,000  Intercontinental
Exchange, Inc.,
3.625%,
09/01/2028 261,065
0.0
593,000
(3)
JPMorgan Chase & Co.,
1.470%,
09/22/2027 561,175
0.1
798,000
(3)
JPMorgan Chase & Co.,
1.578%,
04/22/2027 766,468
0.1
621,000
(3)
JPMorgan Chase & Co.,
2.069%,
06/01/2029 564,503
0.1
1,169,000
(3)
JPMorgan Chase & Co.,
2.083%,
04/22/2026 1,159,116
0.2
169,000
(3)
JPMorgan Chase & Co.,
2.595%,
02/24/2026 168,430
0.0
691,000
(3)
JPMorgan Chase & Co.,
2.947%,
02/24/2028 664,781
0.1
500,000
(3)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 479,824
0.1
119,000
(3)
JPMorgan Chase & Co.,
3.960%,
01/29/2027 118,107
0.0
715,000
(3)
JPMorgan Chase & Co.,
4.505%,
10/22/2028 708,784
0.1
320,000
(3)
JPMorgan Chase & Co.,
4.603%,
10/22/2030 314,004
0.0
190,000
(3)
JPMorgan Chase & Co.,
4.995%,
07/22/2030 189,231
0.0
968,000
(3)
JPMorgan Chase & Co.,
5.012%,
01/23/2030 967,296
0.1
720,000
(3)
JPMorgan Chase & Co.,
5.040%,
01/23/2028 722,767
0.1
1,000,000
(3)
JPMorgan Chase & Co.,
5.571%,
04/22/2028 1,017,129
0.2
255,000
(3)
JPMorgan Chase & Co.,
5.581%,
04/22/2030 260,113
0.0
712,000
(3)
JPMorgan Chase & Co.,
6.070%,
10/22/2027 728,861
0.1
597,000  KeyBank NA/
Cleveland OH, 4.390%,
12/14/2027 587,266
0.1
1,200,000
(2)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.250%,
02/01/2027 1,158,016
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
707,000
(3)
Lloyds Banking
Group PLC, 5.985%,
08/07/2027 $ 717,644
0.1
419,000
(2)
LPL Holdings, Inc.,
4.625%,
11/15/2027 412,633
0.1
232,000
(2)
Lseg US Fin Corp.,
4.875%,
03/28/2027 232,547
0.0
806,000
(2)
LSEGA Financing PLC,
1.375%,
04/06/2026 773,059
0.1
548,000  Main Street Capital
Corp., 6.950%,
03/01/2029 570,020
0.1
720,000  Marsh & McLennan
Cos., Inc., 4.550%,
11/08/2027 719,568
0.1
717,000
(2)
Met Tower Global
Funding, 4.850%,
01/16/2027 719,938
0.1
400,000  Mitsubishi UFJ Financial
Group, Inc., 1.412%,
07/17/2025 393,039
0.1
720,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 1.538%,
07/20/2027 685,011
0.1
421,000
(3)
Mizuho Financial
Group, Inc., 5.376%,
05/26/2030 425,485
0.1
725,000
(3)
Mizuho Financial
Group, Inc., 5.382%,
07/10/2030 732,931
0.1
341,000
(3)
Morgan Stanley,
0.985%,
12/10/2026 328,906
0.0
715,000
(3)
Morgan Stanley,
1.593%,
05/04/2027 685,542
0.1
57,000
(3)
Morgan Stanley,
2.188%,
04/28/2026 56,499
0.0
574,000
(3)
Morgan Stanley,
2.475%,
01/21/2028 547,063
0.1
185,000
(3)
Morgan Stanley,
5.042%,
07/19/2030 184,419
0.0
425,000
(3)
Morgan Stanley,
5.123%,
02/01/2029 426,251
0.1
412,000
(3)
Morgan Stanley,
6.296%,
10/18/2028 427,213
0.1
644,000
(3)
Morgan Stanley,
6.407%,
11/01/2029 672,897
0.1
585,000
(3)
Morgan Stanley, GMTN,
1.512%,
07/20/2027 556,131
0.1
320,000  Morgan Stanley, MTN,
3.125%,
07/27/2026 312,802
0.0
727,000
(3)
Morgan Stanley, MTN,
5.164%,
04/20/2029 729,270
0.1
533,000  Morgan Stanley
Bank NA, 4.754%,
04/21/2026 533,853
0.1
556,000
(2)
National Securities
Clearing Corp., 5.000%,
05/30/2028 558,195
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,200,000
(2)
Nationstar Mortgage
Holdings, Inc., 5.000%,
02/01/2026 $ 1,191,734
0.2
532,000
(2)
Nationwide Building
Society, 1.500%,
10/13/2026 503,814
0.1
419,000
(3)
NatWest Group PLC,
5.583%,
03/01/2028 424,178
0.1
395,000
(2)
NatWest Markets PLC,
5.410%,
05/17/2029 400,152
0.1
1,200,000  Navient Corp., 6.750%,
06/25/2025 1,202,040
0.2
374,000
(2)
Nordea Bank Abp,
3.600%,
06/06/2025 372,265
0.1
1,200,000  OneMain Finance
Corp., 3.500%,
01/15/2027 1,145,621
0.2
219,000
(2)
Pacific Life Global
Funding II, 1.200%,
06/24/2025 215,444
0.0
394,000
(2)
Pacific Life Global
Funding II, 1.375%,
04/14/2026 378,441
0.1
488,000
(2)
Principal Life Global
Funding II, 5.100%,
01/25/2029 489,585
0.1
352,000  Prologis L.P., 4.875%,
06/15/2028 352,946
0.1
148,000
(2)
Prologis Targeted US
Logistics Fund L.P.,
5.250%,
04/01/2029 149,714
0.0
1,200,000
(2)
RLJ Lodging Trust L.P.,
3.750%,
07/01/2026 1,167,999
0.2
457,000  Royal Bank of Canada,
GMTN, 1.150%,
07/14/2026 434,373
0.1
592,000  Royal Bank of Canada,
GMTN, 1.600%,
01/21/2025 591,059
0.1
435,000
(3)
Royal Bank of Canada,
GMTN, 4.522%,
10/18/2028 431,448
0.1
332,000  Royal Bank of Canada,
GMTN, 4.950%,
02/01/2029 332,786
0.0
160,000
(3)
Royal Bank of Canada,
GMTN, 4.969%,
08/02/2030 158,833
0.0
722,000  Royal Bank of Canada,
GMTN, 5.200%,
07/20/2026 729,226
0.1
727,000
(3)
Santander UK Group
Holdings PLC, 6.833%,
11/21/2026 737,617
0.1
534,000
(2)
Skandinaviska Enskilda
Banken AB, 3.700%,
06/09/2025 532,017
0.1
744,000
(2)(3)
Societe Generale SA,
2.226%,
01/21/2026 742,730
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
260,000  State Street Bank &
Trust Co., 4.594%,
11/25/2026 $ 260,663
0.0
565,000
(3)
State Street Corp.,
4.530%,
02/20/2029 558,604
0.1
644,000
(3)
State Street Corp.,
5.684%,
11/21/2029 662,109
0.1
888,000  Sumitomo Mitsui
Financial Group, Inc.,
1.474%,
07/08/2025 873,319
0.1
340,000  Sumitomo Mitsui
Financial Group, Inc.,
5.316%,
07/09/2029 343,969
0.1
230,000  Sumitomo Mitsui
Financial Group, Inc.,
5.716%,
09/14/2028 235,693
0.0
1,000,000
(2)
Sumitomo Mitsui Trust
Bank Ltd., 5.200%,
03/07/2027 1,009,445
0.2
241,000
(2)
Sumitomo Mitsui Trust
Bank Ltd., 5.650%,
09/14/2026 244,675
0.0
533,000
(2)
Svenska
Handelsbanken AB,
3.650%,
06/10/2025 530,892
0.1
447,000
(2)
Swedbank AB, 3.356%,
04/04/2025 445,576
0.1
576,000  Toronto-Dominion Bank,
3.766%,
06/06/2025 573,962
0.1
595,000  Toronto-Dominion
Bank, GMTN, 4.980%,
04/05/2027 597,079
0.1
859,000  Toronto-Dominion
Bank, MTN, 5.532%,
07/17/2026 869,551
0.1
592,000  Toronto-Dominion
Bank FXD, 1.450%,
01/10/2025 591,565
0.1
370,000
(3)
Truist Financial
Corp., MTN, 1.267%,
03/02/2027 354,948
0.1
491,000
(3)
Truist Financial
Corp., MTN, 1.887%,
06/07/2029 443,132
0.1
425,000
(3)
Truist Financial
Corp., MTN, 4.260%,
07/28/2026 423,446
0.1
421,000
(3)
Truist Financial
Corp., MTN, 5.435%,
01/24/2030 424,868
0.1
321,000  UBS AG/London,
5.800%,
09/11/2025 323,477
0.0
1,249,000
(2)(3)
UBS Group AG,
2.193%,
06/05/2026 1,234,343
0.2
451,000
(2)(3)
UBS Group AG,
4.488%,
05/12/2026 450,039
0.1
702,000
(2)(3)
UBS Group AG,
5.428%,
02/08/2030 706,723
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,200,000
(2)
United Wholesale
Mortgage LLC, 5.500%,
11/15/2025 $ 1,194,953
0.2
440,000
(3)
US Bancorp, 5.384%,
01/23/2030 443,763
0.1
406,000
(3)
US Bancorp, 5.775%,
06/12/2029 415,242
0.1
777,000
(2)
VICI Properties L.P.
/ VICI Note Co., Inc.,
4.625%,
06/15/2025 775,068
0.1
97,000
(3)
Wells Fargo & Co.,
MTN, 2.164%,
02/11/2026 96,709
0.0
601,000
(3)
Wells Fargo & Co.,
MTN, 2.879%,
10/30/2030 542,369
0.1
215,000
(3)
Wells Fargo & Co.,
MTN, 3.526%,
03/24/2028 208,593
0.0
168,000
(3)
Wells Fargo & Co.,
MTN, 3.584%,
05/22/2028 162,839
0.0
99,000
(3)
Wells Fargo & Co.,
MTN, 4.540%,
08/15/2026 98,827
0.0
281,000
(3)
Wells Fargo & Co.,
MTN, 5.574%,
07/25/2029 285,372
0.0
574,000  Wells Fargo Bank NA,
5.450%,
08/07/2026 581,171
0.1
276,000
(2)
Westpac New
Zealand Ltd., 5.132%,
02/26/2027 278,065
0.0
91,584,550
13.8
Industrial : 2.7%
185,000  AGCO Corp., 5.450%,
03/21/2027 186,866
0.0
735,000  Avnet, Inc., 6.250%,
03/15/2028 755,421
0.1
325,000
(2)
BAE Systems PLC,
5.125%,
03/26/2029 325,883
0.1
754,000
(2)
Bombardier, Inc.,
7.875%,
04/15/2027 755,614
0.1
1,200,000
(2)
Brundage-Bone
Concrete Pumping
Holdings, Inc., 6.000%,
02/01/2026 1,200,508
0.2
1,200,000
(2)
Cascades, Inc. /
Cascades USA, Inc.,
5.125%,
01/15/2026 1,193,480
0.2
315,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 315,241
0.0
1,225,000  CNH Industrial
Capital LLC, 5.450%,
10/14/2025 1,231,292
0.2
656,000  FedEx Corp., 3.250%,
04/01/2026 644,936
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
560,000  GATX Corp., 5.400%,
03/15/2027 $ 566,410
0.1
835,000
(2)
GFL Environmental,
Inc., 5.125%,
12/15/2026 831,232
0.1
368,000  HEICO Corp., 5.250%,
08/01/2028 371,647
0.1
465,000  Ingersoll Rand, Inc.,
5.197%,
06/15/2027 470,495
0.1
251,000  John Deere Capital
Corp., MTN, 2.350%,
03/08/2027 239,567
0.0
185,000  L3Harris Technologies,
Inc., 4.400%,
06/15/2028 181,843
0.0
1,200,000
(1)(2)
Owens-Brockway Glass
Container, Inc., 6.625%,
05/13/2027 1,200,424
0.2
705,000
(2)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
01/12/2027 710,343
0.1
743,000
(2)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 6.050%,
08/01/2028 765,157
0.1
1,239,000  Raytheon Technologies
Corp., 3.950%,
08/16/2025 1,233,582
0.2
600,000
(2)
Rolls-Royce PLC,
3.625%,
10/14/2025 590,422
0.1
271,000  Ryder System, Inc.,
GMTN, 4.950%,
09/01/2029 270,185
0.0
508,000  Ryder System,
Inc., MTN, 5.250%,
06/01/2028 513,687
0.1
282,000  Ryder System,
Inc., MTN, 5.375%,
03/15/2029 285,660
0.0
101,000  Ryder System,
Inc., MTN, 5.500%,
06/01/2029 102,857
0.0
1,200,000
(2)
Standard Industries,
Inc., 5.000%,
02/15/2027 1,175,314
0.2
833,000  Stanley Black &
Decker, Inc., 6.000%,
03/06/2028 862,372
0.1
707,000  Veralto Corp., 5.500%,
09/18/2026 715,527
0.1
355,000  Waste Management,
Inc., 4.950%,
07/03/2027 358,875
0.1
18,054,840
2.7
Technology : 2.1%
350,000  Accenture Capital, Inc.,
3.900%,
10/04/2027 344,888
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
215,000  Accenture Capital, Inc.,
4.050%,
10/04/2029 $ 208,729
0.0
364,000  Analog Devices, Inc.,
2.950%,
04/01/2025 362,457
0.1
210,000  AppLovin Corp.,
5.125%,
12/01/2029 209,570
0.0
149,000
(2)
Booz Allen Hamilton,
Inc., 4.000%,
07/01/2029 140,704
0.0
731,000  Broadcom, Inc.,
3.459%,
09/15/2026 717,191
0.1
714,000  Broadcom, Inc.,
4.150%,
02/15/2028 702,106
0.1
355,000  Cadence Design
Systems, Inc., 4.200%,
09/10/2027 351,135
0.1
89,000
(1)
Concentrix Corp.,
6.600%,
08/02/2028 91,233
0.0
1,244,000  Fidelity National
Information Services,
Inc., 1.150%,
03/01/2026 1,193,904
0.2
237,000  Fiserv, Inc., 5.150%,
03/15/2027 238,986
0.0
685,000  Fiserv, Inc., 5.450%,
03/02/2028 695,978
0.1
656,000  Hewlett Packard
Enterprise Co., 4.550%,
10/15/2029 639,696
0.1
1,059,000  HP, Inc., 2.200%,
06/17/2025 1,046,073
0.2
702,000  IBM International
Capital Pte Ltd.,
4.600%,
02/05/2029 695,914
0.1
297,000  Intel Corp., 3.700%,
07/29/2025 295,089
0.0
999,000  Microchip Technology,
Inc., 4.250%,
09/01/2025 995,147
0.2
1,008,000  NetApp, Inc., 1.875%,
06/22/2025 992,854
0.2
923,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
2.700%,
05/01/2025 916,197
0.1
643,000  Oracle Corp., 1.650%,
03/25/2026 620,202
0.1
313,000  Oracle Corp., 2.500%,
04/01/2025 311,234
0.0
633,000  Oracle Corp., 2.650%,
07/15/2026 614,124
0.1
682,000  Take-Two Interactive
Software, Inc., 3.550%,
04/14/2025 679,581
0.1
421,000  VMware, Inc., 1.400%,
08/15/2026 399,097
0.1
290,000  Workday, Inc., 3.500%,
04/01/2027 282,719
0.0
13,744,808
2.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities : 3.4%
518,000
(2)
AEP Texas, Inc.,
3.850%,
10/01/2025 $ 513,029
0.1
399,000  AES Corp., 1.375%,
01/15/2026 384,496
0.1
1,119,000  AES Corp., 5.450%,
06/01/2028 1,125,468
0.2
579,000  Alabama Power Co.,
3.750%,
09/01/2027 566,850
0.1
502,000  Ameren Corp., 5.700%,
12/01/2026 510,329
0.1
607,000  Ameren Illinois Co.,
3.800%,
05/15/2028 589,264
0.1
637,000  American Electric
Power Co., Inc.,
5.200%,
01/15/2029 642,042
0.1
551,000  Avangrid, Inc., 3.200%,
04/15/2025 548,286
0.1
359,000  Connecticut Light and
Power Co., 4.650%,
01/01/2029 357,484
0.1
315,000  Consumers Energy Co.,
4.900%,
02/15/2029 315,915
0.0
534,000  DTE Energy Co.,
5.100%,
03/01/2029 535,505
0.1
1,032,000
(2)
East Ohio Gas Co.,
1.300%,
06/15/2025 1,014,488
0.2
697,000
(2)
Enel Finance
International NV,
7.050%,
10/14/2025 708,436
0.1
927,000  Entergy Corp., 0.900%,
09/15/2025 901,771
0.1
438,000  Eversource Energy,
2.900%,
03/01/2027 420,518
0.1
713,000  Eversource Energy,
4.750%,
05/15/2026 712,900
0.1
266,000  Exelon Corp., 5.150%,
03/15/2029 267,461
0.0
697,000  Georgia Power Co.,
5.004%,
02/23/2027 702,664
0.1
320,000
(2)
Liberty Utilities Co.,
5.577%,
01/31/2029 322,828
0.0
123,000  National Rural Utilities
Cooperative Finance
Corp., 4.120%,
09/16/2027 121,368
0.0
309,000  National Rural Utilities
Cooperative Finance
Corp., 5.150%,
06/15/2029 312,788
0.0
417,000  National Rural Utilities
Cooperative Finance
Corp., MTN, 1.875%,
02/07/2025 415,764
0.1
156,000  National Rural Utilities
Cooperative Finance
Corp., MTN, 5.600%,
11/13/2026 158,695
0.0
392,000
(2)
New York State Electric
& Gas Corp., 5.650%,
08/15/2028 401,567
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
516,000  NextEra Energy Capital
Holdings, Inc., 1.875%,
01/15/2027 $ 487,632
0.1
446,000  NextEra Energy Capital
Holdings, Inc., 1.900%,
06/15/2028 403,921
0.1
464,000  NextEra Energy Capital
Holdings, Inc., 4.625%,
07/15/2027 463,489
0.1
257,000  NextEra Energy Capital
Holdings, Inc., 4.900%,
02/28/2028 257,426
0.0
535,000
(2)
Niagara Mohawk
Power Corp., 1.960%,
06/27/2030 454,857
0.1
621,000  NiSource, Inc., 0.950%,
08/15/2025 605,882
0.1
632,000  ONE Gas, Inc., 5.100%,
04/01/2029 636,680
0.1
527,829  PG&E Wildfire
Recovery Funding
LLC A-1, 3.594%,
06/01/2032 511,032
0.1
647,000  Public Service
Enterprise Group, Inc.,
0.800%,
08/15/2025 631,385
0.1
170,000  Public Service
Enterprise Group, Inc.,
5.850%,
11/15/2027 174,923
0.0
220,000  Sempra Energy,
5.400%,
08/01/2026 222,082
0.0
1,252,000  Sierra Pacific
Power Co., 2.600%,
05/01/2026 1,219,149
0.2
238,000  Southern Co., 5.500%,
03/15/2029 242,914
0.0
283,000  Southern Co. Gas
Capital Corp., 3.250%,
06/15/2026 277,363
0.0
351,000
(2)
Trans-Allegheny
Interstate Line Co.,
3.850%,
06/01/2025 349,334
0.0
570,000
(2)
Vistra Operations
Co. LLC, 5.050%,
12/30/2026 570,977
0.1
680,000
(2)
Vistra Operations
Co. LLC, 5.500%,
09/01/2026 678,416
0.1
520,000
(2)
Vistra Operations
Co. LLC, 5.625%,
02/15/2027 519,479
0.1
23,000  WEC Energy Group,
Inc., 2.200%,
12/15/2028 20,774
0.0
815,000  WEC Energy Group,
Inc., 4.750%,
01/09/2026 815,785
0.1
51,000  WEC Energy Group,
Inc., 5.000%,
09/27/2025 51,100
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
71,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 $ 71,764
0.0
22,216,280
3.4
Total Corporate Bonds/
Notes
(Cost $249,045,710)
249,707,586
37.6
U.S. TREASURY OBLIGATIONS : 22.7%
United States Treasury Notes : 22.7%
8,000,000
2.625
%,
01/31/2026 7,865,621
1.2
2,561,600
3.375
%,
09/15/2027 2,503,646
0.4
82,883,000
4.000
%,
12/15/2027 82,248,821
12.4
874,000
4.125
%,
11/30/2029 864,207
0.1
9,220,600
4.250
%,
11/30/2026 9,219,487
1.4
45,149,400
4.250
%,
12/31/2026 45,154,873
6.8
3,000,000
4.500
%,
12/31/2031 3,002,732
0.4
150,859,387
22.7
Total U.S. Treasury
Obligations
(Cost $151,084,463)
150,859,387
22.7
ASSET-BACKED SECURITIES : 15.3%
Automobile Asset-Backed Securities : 5.2%
1,450,000
(2)
American Heritage
Auto Receivables Trust
2024-1A A3, 4.900%,
09/17/2029 1,452,242
0.2
750,000  Americredit Automobile
Receivables Trust
2023-1 A3, 5.620%,
11/18/2027 755,618
0.1
10,995  AmeriCredit Automobile
Receivables Trust
2021-3 A3, 0.760%,
08/18/2026 10,974
0.0
2,850,000  BMW Vehicle Lease
Trust 2024-1 A4,
5.000%,
06/25/2027 2,866,826
0.4
2,850,000  Carmax Auto Owner
Trust 2023-3 B,
5.470%,
02/15/2029 2,885,410
0.4
300,000  CarMax Auto Owner
Trust 2022-1 B,
1.950%,
09/15/2027 289,802
0.0
1,650,000
(2)
Chase Auto Owner
Trust 2023-AA A3,
5.680%,
01/25/2029 1,673,868
0.2
1,050,000
(2)
Citizens Auto
Receivables Trust
2024-1 A3, 5.110%,
04/17/2028 1,057,444
0.2
850,000  Drive Auto Receivables
Trust 2024-2 A3,
4.500%,
09/15/2028 847,880
0.1
450,000  GM Financial
Automobile Leasing
Trust 2023-1 A4,
5.160%,
01/20/2027 451,049
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Automobile Asset-Backed Securities: (continued)
400,000  GM Financial Consumer
Automobile Receivables
Trust 2022-4 B,
5.500%,
08/16/2028 $ 405,142
0.1
539,186  GM Financial Consumer
Automobile Receivables
Trust 2023-1 A3,
4.660%,
02/16/2028 539,817
0.1
1,750,000  GM Financial Consumer
Automobile Receivables
Trust 2023-3 A4,
5.340%,
12/18/2028 1,774,676
0.3
2,600,000
(2)
GM Financial Revolving
Receivables Trust
2021-1 A, 1.170%,
06/12/2034 2,454,961
0.4
1,050,000  Hyundai Auto
Receivables Trust
2021-C B, 1.490%,
12/15/2027 1,018,239
0.2
37,418
(2)
JPMorgan Chase Bank
NA - CACLN 2021-3 B,
0.760%,
02/26/2029 37,100
0.0
1,600,000  Nissan Auto Lease
Trust 2023-B A4,
5.610%,
11/15/2027 1,613,170
0.2
1,200,000
(2)
PenFed Auto
Receivables Owner
Trust 2024-A A3,
4.700%,
06/15/2029 1,199,389
0.2
1,250,000
(2)
Porsche Financial Auto
Securitization Trust
2023-1A A4, 4.720%,
06/23/2031 1,252,437
0.2
1,100,000
(2)
Porsche Innovative
Lease Owner Trust
2024-1A A4, 4.660%,
02/20/2030 1,097,771
0.2
2,600,000  Santander Drive Auto
Receivables Trust
2023-3 B, 5.610%,
07/17/2028 2,624,734
0.4
1,550,000  Santander Drive Auto
Receivables Trust
2024-4 A3, 4.850%,
01/16/2029 1,554,976
0.2
950,000
(2)
SCCU Auto Receivables
Trust 2024-1A A3,
5.110%,
06/15/2029 953,300
0.1
1,784,927
(2)
Tesla Auto Lease Trust
2023-A A3, 5.890%,
06/22/2026 1,791,295
0.3
1,150,000
(2)
Tesla Auto Lease Trust
2024-B A3, 4.820%,
10/20/2027 1,153,965
0.2
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Automobile Asset-Backed Securities: (continued)
2,750,000  Toyota Auto
Receivables Owner
Trust 2024-A A3,
4.830%,
10/16/2028 $ 2,765,364
0.4
34,527,449
5.2
Other Asset-Backed Securities : 9.3%
550,000
(2)(3)
AB BSL CLO 4 Ltd.
2023-4A A, 6.617%,
(TSFR3M + 2.000%),
04/20/2036 552,114
0.1
1,604,581
(2)(3)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
A, 5.862%, (TSFR1M +
1.464%),
11/15/2036 1,606,680
0.2
746,899
(2)(3)
Bain Capital Credit CLO
2018-2A A1R, 5.697%,
(TSFR3M + 1.080%),
07/19/2031 747,445
0.1
1,900,000
(2)(3)
Ballyrock CLO 17
Ltd. 2021-17A A1B,
6.279%, (TSFR3M +
1.662%),
10/20/2034 1,901,488
0.3
1,397,453
(2)(3)
Barings CLO Ltd.
2015-IA AR, 5.869%,
(TSFR3M + 1.252%),
01/20/2031 1,399,197
0.2
2,750,000
(2)(3)
Barings CLO Ltd.
2024-1A A, 6.247%,
(TSFR3M + 1.630%),
01/20/2037 2,762,724
0.4
1,650,000
(2)(3)
Benefit Street Partners
CLO XIX Ltd. 2019-19A
AR, 5.836%, (TSFR3M
+ 1.180%),
01/15/2033 1,652,830
0.3
2,000,000
(2)(3)
Benefit Street Partners
CLO XX Ltd. 2020-20A
AR, 6.088%, (TSFR3M
+ 1.432%),
07/15/2034 2,004,078
0.3
600,000
(2)(3)
Birch Grove CLO 10
Ltd. 2024-10A A,
5.949%, (TSFR3M +
1.390%),
01/22/2038 600,259
0.1
2,500,000
(2)(3)
BlueMountain CLO
XXXII Ltd. 2021-32A
A, 6.088%, (TSFR3M +
1.432%),
10/15/2034 2,503,220
0.4
4,000,000
(2)(3)
BRSP Ltd. 2021-FL1
B, 6.381%, (TSFR1M +
2.014%),
08/19/2038 3,959,189
0.6
600,000
(2)(3)
Carlyle US CLO
Ltd. 2017-3A A1R2,
6.535%, (TSFR3M +
1.400%),
10/21/2037 601,100
0.1
800,000
(2)(3)
Carlyle US CLO Ltd.
2021-4A A2, 6.279%,
(TSFR3M + 1.662%),
04/20/2034 801,908
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,650,000
(2)(3)
CBAM Ltd. 2017-1A
AR2, 5.770%, (TSFR3M
+ 1.390%),
01/20/2038 $ 1,651,508
0.3
250,000
(2)(3)
CIFC Funding Ltd.
2019-6A A2R, 6.347%,
(TSFR3M + 1.700%),
07/16/2037 250,134
0.0
505,801  CNH Equipment Trust
2021-B A3, 0.440%,
08/17/2026 502,176
0.1
181,007  CNH Equipment Trust
2021-C A3, 0.810%,
12/15/2026 178,473
0.0
1,750,000
(2)
DLLAA LLC 2023-1A
A3, 5.640%,
02/22/2028 1,777,698
0.3
250,000
(2)(3)
Eaton Vance Clo Ltd.
2015-1A A2R, 6.129%,
(TSFR3M + 1.512%),
01/20/2030 250,408
0.0
1,450,000
(2)(3)
Empower CLO Ltd.
2022-1A A1R, 6.007%,
(TSFR3M + 1.390%),
10/20/2037 1,459,690
0.2
898,737
(2)(3)
Goldentree Loan
Management US Clo
4 Ltd. 2019-4A ARR,
5.785%, (TSFR3M +
1.150%),
04/24/2031 899,808
0.1
313,066
(2)(3)
HGI CRE CLO Ltd.
2022-FL3 A, 6.298%,
(SOFR30A + 1.700%),
04/20/2037 313,919
0.0
450,000
(2)(3)
Invesco US CLO Ltd.
2023-1A AR, 6.202%,
(TSFR3M + 1.570%),
04/22/2037 452,948
0.1
316,830  John Deere Owner
Trust 2021-B A3,
0.520%,
03/16/2026 315,270
0.1
450,000  John Deere Owner
Trust 2022 2022-A A4,
2.490%,
01/16/2029 443,474
0.1
103,764
(2)
Kubota Credit Owner
Trust 2021-2A A3,
0.560%,
11/17/2025 103,602
0.0
1,100,000
(2)
Kubota Credit Owner
Trust 2023-1A A3,
5.020%,
06/15/2027 1,106,236
0.2
579,880
(2)(3)
LCM 26 Ltd. 26A A1,
5.949%, (TSFR3M +
1.332%),
01/20/2031 580,592
0.1
900,000
(2)(3)
Madison Park Funding
XXX Ltd. 2018-30A
A1R, 6.007%, (TSFR3M
+ 1.360%),
07/16/2037 903,600
0.1
2,750,000
(2)(3)
Magnetite XXVI
Ltd. 2020-26A A2R,
6.287%, (TSFR3M +
1.662%),
07/25/2034 2,750,927
0.4
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,575,000
(2)(3)
MF1 Ltd. 2021-FL6 C,
6.340%, (TSFR1M +
1.964%),
07/16/2036 $ 1,543,529
0.2
919,866
(2)(3)
MF1 Ltd. 2022-FL8 A,
5.716%, (TSFR1M +
1.350%),
02/19/2037 920,839
0.1
1,800,000
(2)(3)
Neuberger Berman
Loan Advisers CLO 26
Ltd. 2017-26A AR2,
5.992%, (TSFR3M +
1.360%),
10/18/2038 1,804,230
0.3
1,200,000
(2)(3)
Oaktree CLO Ltd.
2022-2A A1R2,
5.985%, (TSFR3M +
1.370%),
10/15/2037 1,205,288
0.2
1,550,000
(2)(3)
OCP CLO Ltd. 2020-
19A AR, 6.029%,
(TSFR3M + 1.412%),
10/20/2034 1,551,809
0.2
300,000
(2)(3)
Octagon 61 Ltd.
2023-2A A, 6.467%,
(TSFR3M + 1.850%),
04/20/2036 301,193
0.0
250,000
(2)(3)
Octagon Investment
Partners XV Ltd.
2013-1A A2R, 6.229%,
(TSFR3M + 1.612%),
07/19/2030 250,135
0.0
674,802
(2)(3)
Octagon Loan Funding
Ltd. 2014-1A ARR,
5.927%, (TSFR3M +
1.442%),
11/18/2031 676,183
0.1
3,700,000
(2)(3)
OHA Credit Partners
XIII Ltd. 2016-13A
A1R2, 5.997%,
(TSFR3M + 1.380%),
10/21/2037 3,708,336
0.6
500,000
(2)(3)
OHA Loan Funding Ltd.
2015-1A AR3, 6.029%,
(TSFR3M + 1.412%),
01/19/2037 500,961
0.1
92,639
(2)(3)
Palmer Square CLO
Ltd. 2015-2A A1R2,
5.979%, (TSFR3M +
1.362%),
07/20/2030 92,701
0.0
1,850,000
(2)(3)
Palmer Square CLO
Ltd. 2018-1A A1R,
6.152%, (TSFR3M +
1.520%),
04/18/2037 1,853,702
0.3
1,650,000
(2)(3)
Palmer Square CLO
Ltd. 2019-1A A1R,
5.928%, (TSFR3M +
1.412%),
11/14/2034 1,653,074
0.3
600,000
(2)
PFS Financing Corp.
2022-D A, 4.270%,
08/15/2027 598,961
0.1
950,000
(2)
PFS Financing Corp.
2023-C A, 5.520%,
10/15/2028 964,391
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
750,000
(2)(3)
Rad CLO 6 Ltd. 2019-
6A A1R, 6.007%,
(TSFR3M + 1.390%),
10/20/2037 $ 752,804
0.1
1,115,048
(2)(3)
Sound Point CLO XVIII
Ltd. 2017-4A A1,
5.999%, (TSFR3M +
1.382%),
01/21/2031 1,116,863
0.2
410,000
(2)(3)
Sound Point CLO XXV
Ltd. 2019-4A A1R,
5.906%, (TSFR3M +
1.280%),
04/25/2033 410,185
0.1
833,846
(2)(3)
TCI-Symphony CLO
Ltd. 2017-1A AR,
5.848%, (TSFR3M +
1.192%),
07/15/2030 835,720
0.1
500,000
(2)(3)
THL Credit Wind River
CLO Ltd. 2019-1A AR,
6.039%, (TSFR3M +
1.422%),
07/20/2034 500,680
0.1
2,000,000
(2)
T-Mobile US Trust
2024-2A A, 4.250%,
05/21/2029 1,987,327
0.3
970,000
(2)(3)
Venture 37 CLO Ltd.
2019-37A A1RR,
5.906%, (TSFR3M +
1.250%),
07/15/2032 971,291
0.1
500,000
(2)
Volvo Financial
Equipment LLC Series
2024-1A A3, 4.290%,
10/16/2028 496,932
0.1
500,000
(2)
Volvo Financial
Equipment LLC Series
2024-1A A4, 4.290%,
07/15/2031 491,924
0.1
300,000
(2)(3)
Wellman Park CLO Ltd.
2021-1A AR, 6.006%,
(TSFR3M + 1.350%),
07/15/2037 301,563
0.0
1,250,000
(2)(3)
Wind River CLO Ltd.
2022-1A AR, 5.967%,
(TSFR3M + 1.350%),
07/20/2035 1,252,194
0.2
61,775,510
9.3
Student Loan Asset-Backed Securities : 0.8%
52,415
(2)(3)
Navient Private
Education Loan Trust
2014-AA A3, 6.112%,
(TSFR1M + 1.714%),
10/15/2031 52,502
0.0
124,479
(2)
Navient Private
Education Refi Loan
Trust 2019-FA A2,
2.600%,
08/15/2068 118,290
0.0
39,559
(2)
Navient Private
Education Refi Loan
Trust 2020-GA A,
1.170%,
09/16/2069 36,275
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities:
(continued)
74,814
(2)
Navient Private
Education Refi Loan
Trust 2021-A A,
0.840%,
05/15/2069 $ 67,476
0.0
1,190,448
(2)
Navient Private
Education Refi Loan
Trust 2021-EA A,
0.970%,
12/16/2069 1,049,479
0.2
287,172
(2)
Navient Private
Education Refi Loan
Trust 2021-FA A,
1.110%,
02/18/2070 251,054
0.0
2,472,591
(2)
Navient Private
Education Refi Loan
Trust 2023-A A,
5.510%,
10/15/2071 2,480,307
0.4
100,725
(2)
Sofi Professional
Loan Program LLC
2018-A A2B, 2.950%,
02/25/2042 99,878
0.0
325,022
(2)
SoFi Professional
Loan Program Trust
2021-B AFX, 1.140%,
02/15/2047 280,097
0.0
1,248,718
(2)
Sofi Proffesional
Loan Program Trust
2021-A AFX, 1.030%,
08/17/2043 1,078,812
0.2
5,514,170
0.8
Total Asset-Backed
Securities
(Cost $101,678,016)
101,817,129
15.3
COMMERCIAL MORTGAGE-BACKED SECURITIES : 11.4%
1,478,947
(2)(3)
AREIT LLC 2023-CRE8
A, 6.494%, (TSFR1M +
2.112%),
08/17/2041 1,485,555
0.2
1,000,000
(2)(3)
ARES1 2024-IND2 A,
5.840%, (TSFR1M +
1.443%),
10/15/2034 1,003,341
0.1
500,000
(2)
ARZ Trust 2024-BILT
A, 5.772%,
06/11/2029 506,127
0.1
1,625,000
(2)(3)
BAHA Trust 2024-MAR
A, 6.171%,
12/10/2041 1,643,099
0.2
2,000,000
(3)
BANK5 2024-5YR10
B, 6.140%,
10/15/2057 2,018,770
0.3
350,000  BANK5 Trust 2024-
5YR6 A3, 6.225%,
05/15/2057 364,022
0.1
2,000,000  BBCMS Mortgage
Trust 2024-5C29 A3,
5.208%,
09/15/2057 2,008,356
0.3
1,000,000
(3)
Benchmark Mortgage
Trust 2024-V7 A3,
6.228%,
05/15/2056 1,040,410
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,500,000
(2)(3)
BFLD Commercial
Mortgage Trust 2024-
UNIV A, 5.890%,
(TSFR1M + 1.493%),
11/15/2041 $ 1,502,369
0.2
2,917,000
(2)(3)
BHMS 2018-ATLS C,
6.594%, (TSFR1M +
2.197%),
07/15/2035 2,900,007
0.4
1,000,000  BMO Mortgage Trust
2024-5C5 A3, 5.857%,
02/15/2057 1,025,076
0.2
1,250,000
(3)
BMO Mortgage Trust
2024-5C6 B, 6.086%,
09/15/2057 1,241,469
0.2
2,164,617
(2)(3)
BX Commercial
Mortgage Trust 2021-
ACNT B, 5.761%,
(TSFR1M + 1.364%),
11/15/2038 2,160,634
0.3
1,250,000
(2)(3)
BX Commercial
Mortgage Trust 2024-
AIR2 B, 6.190%,
(TSFR1M + 1.792%),
10/15/2041 1,255,373
0.2
1,000,000
(2)(3)
BX Commercial
Mortgage Trust 2024-
GPA2 A, 5.939%,
(TSFR1M + 1.542%),
11/15/2041 1,005,601
0.2
493,503
(2)(3)
BX Commercial
Mortgage Trust 2024-
KING A, 5.938%,
(TSFR1M + 1.541%),
05/15/2034 494,535
0.1
2,000,000
(2)(3)
BX Commercial
Mortgage Trust 2024-
SLCT B, 6.239%,
(TSFR1M + 1.793%),
01/15/2042 2,003,755
0.3
1,550,000
(2)(3)
BX Trust 2021-ARIA
C, 6.157%, (TSFR1M +
1.760%),
10/15/2036 1,546,887
0.2
1,000,000
(2)(3)
BX Trust 2021-LGCY
A, 5.017%, (TSFR1M +
0.620%),
10/15/2036 997,232
0.1
2,113,323
(2)(3)
BX Trust 2021-RISE
B, 5.761%, (TSFR1M +
1.364%),
11/15/2036 2,104,275
0.3
751,095
(2)(3)
BX Trust 2022-PSB A,
6.848%, (TSFR1M +
2.451%),
08/15/2039 755,548
0.1
1,879,128
(2)(3)
BX Trust 2024-FNX A,
5.839%, (TSFR1M +
1.442%),
11/15/2041 1,880,852
0.3
2,450,000
(2)(3)
BX Trust 2024-VLT4
B, 6.338%, (TSFR1M +
1.941%),
07/15/2029 2,467,009
0.4
1,500,000  Citigroup Commercial
Mortgage Trust 2016-
GC36 A5, 3.616%,
02/10/2049 1,469,703
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
750,000  COMM Mortgage
Trust 2015-CR23 AM,
3.801%,
05/10/2048 $ 746,290
0.1
639,000  COMM Mortgage
Trust 2015-CR25 A4,
3.759%,
08/10/2048 633,938
0.1
1,144,000
(3)
COMM Mortgage Trust
2015-CR25 C, 4.516%,
08/10/2048 1,103,727
0.2
1,300,000  COMM Mortgage
Trust 2015-CR26 A4,
3.630%,
10/10/2048 1,285,447
0.2
500,000
(2)(3)
COMM Mortgage Trust
2024-CBM A2, 5.867%,
12/10/2041 506,290
0.1
500,000
(2)(3)
COMM Mortgage Trust
2024-CBM B, 6.511%,
12/10/2041 506,639
0.1
1,200,000  Csail Commercial
Mortgage Trust 2015-
C2 A4, 3.504%,
06/15/2057 1,194,820
0.2
2,000,000
(2)(3)
CSTL Commercial
Mortgage Trust 2024-
GATE B, 5.052%,
11/10/2041 1,950,600
0.3
234,922  DBJPM Mortgage Trust
2017-C6 A3, 3.269%,
06/10/2050 226,777
0.0
4,000,000
(2)
DC Commercial
Mortgage Trust
2023-DC A, 6.314%,
09/12/2040 4,105,366
0.6
1,500,000
(2)
ELM Trust 2024-
ELM B15, 5.995%,
06/10/2039 1,514,912
0.2
1,000,000
(2)(3)
FS Trust 2024-HULA
B, 6.488%, (TSFR1M +
2.091%),
08/15/2039 1,004,830
0.2
710,000
(2)(4)
GAM Re-REMIC
Trust 2021-FRR1 2B,
0.000%,
11/29/2050 572,012
0.1
48,578  Ginnie Mae 2017-
100 AB, 2.300%,
04/16/2052 46,577
0.0
4,401  Ginnie Mae 2017-51
AB, 2.350%,
04/16/2057 4,361
0.0
1,877  Ginnie Mae 2017-70 A,
2.500%,
10/16/2057 1,864
0.0
24,970  Ginnie Mae 2017-86
AB, 2.300%,
11/16/2051 24,474
0.0
13,692  Ginnie Mae 2017-89 A,
2.500%,
08/16/2057 13,535
0.0
2,655  Ginnie Mae 2018-41 A,
2.400%,
09/16/2058 2,633
0.0
1,000,000
(2)(3)
HILT COMMERCIAL
MORTGAGE TRUST
2024-ORL A, 5.938%,
(TSFR1M + 1.541%),
05/15/2037 1,001,786
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
330,000
(2)
Houston Galleria
Mall Trust 2015-
HGLR A1A2, 3.087%,
03/05/2037 $ 328,341
0.0
1,000,000
(2)
ICNQ Mortgage Trust
2024-MF A, 5.778%,
12/10/2034 1,004,732
0.2
4,000,000
(2)(3)
ILPT Commercial
Mortgage Trust 2022-
LPF2 A, 6.642%,
(TSFR1M + 2.245%),
10/15/2039 4,018,439
0.6
360,000
(2)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2018-
WPT CFX, 4.950%,
07/05/2033 287,523
0.0
694,365  JPMBB Commercial
Mortgage Securities
Trust 2015-C31 A3,
3.801%,
08/15/2048 688,129
0.1
1,500,000
(2)(3)
LBA Trust 2024-BOLT
A, 5.988%, (TSFR1M +
1.591%),
06/15/2039 1,504,160
0.2
1,000,000
(2)(3)
Life Mortgage Trust
2022-BMR2 A1,
5.692%, (TSFR1M +
1.295%),
05/15/2039 978,725
0.1
1,000,000
(3)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2015-C27 C,
4.484%,
12/15/2047 967,092
0.1
400,000
(2)(3)
MTN Commercial
Mortgage Trust 2022-
LPFL A, 5.797%,
(TSFR1M + 1.397%),
03/15/2039 399,921
0.1
1,750,000
(2)(3)
NXPT Commercial
Mortgage Trust 2024-
STOR A, 4.312%,
11/05/2041 1,671,996
0.3
1,041,623
(2)(3)
PFP Ltd. 2023-10 A,
6.747%, (TSFR1M +
2.365%),
09/16/2038 1,046,390
0.2
2,000,000
(2)(3)
SMRT 2022-MINI F,
7.748%, (TSFR1M +
3.350%),
01/15/2039 1,900,396
0.3
1,692,652
(2)
THPT Mortgage Trust
2023-THL A, 6.994%,
12/10/2034 1,730,188
0.3
2,000,000
(2)(3)
WCORE Commercial
Mortgage Trust 2024-
CORE B, 6.239%,
(TSFR1M + 1.842%),
11/15/2041 2,006,306
0.3
1,085,000  Wells Fargo
Commercial Mortgage
Trust 2016-LC25 A4,
3.640%,
12/15/2059 1,057,782
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000
(3)
WFRBS Commercial
Mortgage Trust 2014-
C21 B, 4.213%,
08/15/2047 $ 1,913,793
0.3
2,500,000
(2)
WSTN Trust 2023-
MAUI A, 6.297%,
07/05/2037 2,535,871
0.4
Total Commercial
Mortgage-Backed
Securities
(Cost $74,932,679)
75,366,667
11.4
COLLATERALIZED MORTGAGE OBLIGATIONS : 11.3%
787,501
(2)(3)
Fannie Mae Connecticut
Avenue Securities
2021-R01 1M2,
6.119%, (SOFR30A +
1.550%),
10/25/2041 791,373
0.1
60,942  Fannie Mae Interest
Strip 404 8, 3.000%,
05/25/2040 55,121
0.0
2,296  Fannie Mae REMIC
Trust 2010-54 LC,
3.000%,
04/25/2040 2,281
0.0
193,368  Fannie Mae REMIC
Trust 2013-114 NA,
3.000%,
08/25/2032 190,167
0.0
472,788
(3)
Fannie Mae REMIC
Trust 2013-34 PF,
5.033%, (SOFR30A +
0.464%),
08/25/2042 467,811
0.1
9,991,000
(3)
Fannie Mae REMIC
Trust 2024-100 FD,
6.055%, (SOFR30A +
1.450%),
06/25/2054 9,992,951
1.5
5,457,000
(3)
Fannie Mae REMIC
Trust 2024-103 FH,
5.874%, (SOFR30A +
1.250%),
01/25/2055 5,440,988
0.8
3,912,668
(3)
Fannie Mae REMIC
Trust 2024-88 FD,
5.769%, (SOFR30A +
1.200%),
12/25/2054 3,932,173
0.6
15,650,733
(3)
Fannie Mae REMIC
Trust 2024-93 FL,
6.019%, (SOFR30A +
1.450%),
12/25/2054 15,801,063
2.4
66,665  Freddie Mac REMIC
Trust 2103 TE,
6.000%,
12/15/2028 67,617
0.0
677,654
(3)
Freddie Mac REMIC
Trust 3049 XF,
5.062%, (SOFR30A +
0.464%),
05/15/2033 670,709
0.1
3,189,523
(3)
Freddie Mac REMIC
Trust 3114 PF, 5.112%,
(SOFR30A + 0.514%),
02/15/2036 3,153,327
0.5

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,795,806
(3)
Freddie Mac REMIC
Trust 3136 FA,
5.262%, (SOFR30A +
0.664%),
04/15/2036 $ 4,764,490
0.7
946,957
(3)
Freddie Mac REMIC
Trust 3153 UF,
5.142%, (SOFR30A +
0.544%),
05/15/2036 937,755
0.2
363,086
(3)
Freddie Mac REMIC
Trust 3255 FA,
4.992%, (SOFR30A +
0.394%),
12/15/2036 356,718
0.1
20,046
(3)
Freddie Mac REMIC
Trust 3747 FA,
5.212%, (SOFR30A +
0.614%),
10/15/2040 19,836
0.0
457,992
(3)
Freddie Mac REMIC
Trust 4879 DF,
5.112%, (SOFR30A +
0.514%),
08/15/2034 453,514
0.1
5,765,806
(3)
Freddie Mac REMIC
Trust 5410 DF,
6.019%, (SOFR30A +
1.450%),
05/25/2054 5,811,428
0.9
1,500,000
(2)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M1B, 6.969%,
(SOFR30A + 2.400%),
02/25/2042 1,536,617
0.2
4,062,785
(3)
Freddie Mac Strips
406 F43, 5.369%,
(SOFR30A + 0.800%),
10/25/2053 4,048,163
0.6
3,425,532
(3)
Freddie Mac Strips
406 F44, 5.569%,
(SOFR30A + 1.000%),
10/25/2053 3,448,515
0.5
98,210
(3)
Ginnie Mae 2010-H03
FA, 5.250%, (TSFR1M
+ 0.664%),
03/20/2060 98,169
0.0
30,336
(3)
Ginnie Mae 2010-H10
FC, 5.822%, (TSFR1M
+ 1.114%),
05/20/2060 30,491
0.0
924,205
(3)
Ginnie Mae 2010-H11
FA, 5.700%, (TSFR1M
+ 1.114%),
06/20/2060 928,417
0.1
77,563
(3)
Ginnie Mae 2011-H03
FA, 5.266%, (TSFR1M
+ 0.614%),
01/20/2061 77,484
0.0
22,540
(3)
Ginnie Mae 2011-H05
FA, 5.266%, (TSFR1M
+ 0.614%),
12/20/2060 22,519
0.0
49,558
(3)
Ginnie Mae 2011-H05
FB, 5.266%, (TSFR1M
+ 0.614%),
12/20/2060 49,512
0.0
205,744
(3)
Ginnie Mae 2011-H06
FA, 5.216%, (TSFR1M
+ 0.564%),
02/20/2061 205,427
0.0
18,639
(3)
Ginnie Mae 2011-H07
FA, 5.266%, (TSFR1M
+ 0.614%),
02/20/2061 18,618
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
41,001
(3)
Ginnie Mae 2011-H08
FD, 5.266%, (TSFR1M
+ 0.614%),
02/20/2061 $ 40,963
0.0
334,676
(3)
Ginnie Mae 2011-H08
FG, 5.246%, (TSFR1M
+ 0.594%),
03/20/2061 334,336
0.1
176,915
(3)
Ginnie Mae 2011-H09
AF, 5.266%, (TSFR1M
+ 0.614%),
03/20/2061 176,716
0.0
83,763
(3)
Ginnie Mae 2012-H18
NA, 5.286%, (TSFR1M
+ 0.634%),
08/20/2062 83,670
0.0
310,557
(3)
Ginnie Mae 2012-H23
WA, 5.286%, (TSFR1M
+ 0.634%),
10/20/2062 310,321
0.1
237,160  Ginnie Mae 2014-3 EP,
2.750%,
02/16/2043 222,698
0.0
224,126
(3)
Ginnie Mae 2014-53
JM, 6.976%,
04/20/2039 235,179
0.0
2,357,876
(3)
Ginnie Mae 2015-H32
FH, 5.426%, (TSFR1M
+ 0.774%),
12/20/2065 2,360,158
0.4
1,536,882
(3)
Ginnie Mae 2016-H11
F, 5.566%, (TSFR1M +
0.914%),
05/20/2066 1,536,783
0.2
2,057,977
(3)
Ginnie Mae 2016-H16
FE, 6.297%, (TSFR12M
+ 1.095%),
06/20/2066 2,067,807
0.3
698,471
(3)
Ginnie Mae 2017-H06
FE, 5.316%, (TSFR1M
+ 0.664%),
02/20/2067 698,256
0.1
409,157
(3)
Ginnie Mae 2017-H07
FG, 5.226%, (TSFR1M
+ 0.574%),
02/20/2067 408,488
0.1
1,438,545  Ginnie Mae 2023-
86 DA, 5.500%,
08/20/2050 1,461,231
0.2
927,572
(2)(3)
JP Morgan Mortgage
Trust 2021-INV6 A5A,
2.500%,
04/25/2052 739,174
0.1
981,249  Seasoned Credit Risk
Transfer Trust Series
2018-2 MA, 3.500%,
11/25/2057 939,538
0.2
Total Collateralized
Mortgage Obligations
(Cost $74,616,314)
74,988,572
11.3
U.S. GOVERNMENT AGENCY OBLIGATIONS : 0.0%
Federal Home Loan Mortgage Corporation : 0.0%
(5)
10,289
5.500
%,
01/01/2037 10,428
0.0
5,027
5.500
%,
10/01/2038 5,059
0.0
93,210
5.500
%,
11/01/2038 93,828
0.0
89,367
5.500
%,
02/01/2039 90,071
0.0
199,386
0.0
Uniform Mortgage-Backed Securities : 0.0%
19
5.000
%,
03/01/2027 19
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
69,295
5.000
%,
05/01/2042 $ 69,075
0.0
69,094
0.0
Total U.S. Government
Agency Obligations
(Cost $282,957)
268,480
0.0
Total Long-Term
Investments
(Cost $651,640,139)
653,007,821
98.3
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.4%
Commercial Paper : 0.8%
5,125,000  Dominion Energy, Inc.,
4.610
%,
01/28/2025 5,106,982
0.7
500,000
Exelon Corp.,
4.550
%,
01/02/2025 499,876
0.1
Total Commercial Paper
(Cost $5,607,157)
5,606,858
0.8
Repurchase Agreements : 0.6%
1,000,000
(6)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
12/31/2024, 4.600%,
due 01/02/2025
(Repurchase
Amount $1,000,252,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market Value
plus accrued interest
$1,020,000, due
10/01/29-02/01/57)
1,000,000
0.2
713,336
(6)
Daiwa Capital
Markets America,
Inc., Repurchase
Agreement dated
12/31/2024, 4.470%,
due 01/02/2025
(Repurchase Amount
$713,511, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market
Value plus accrued
interest $727,603, due
03/27/25-01/01/55)
713,336
0.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(6)
Marex Capital Markets
Inc., Repurchase
Agreement dated
12/31/2024, 4.630%,
due 01/02/2025
(Repurchase
Amount $1,000,254,
collateralized by various
U.S. Government
Agency Obligations,
2.500%-6.500%, Market
Value plus accrued
interest $1,020,000, due
11/01/51-12/01/54)
$ 1,000,000
0.2
1,000,000
(6)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
12/31/2024, 4.740%,
due 01/02/2025
(Repurchase
Amount $1,000,260,
collateralized by various
U.S. Government
Securities, 0.125%-
3.625%, Market Value
plus accrued interest
$1,017,328, due
01/15/26-02/15/53)
1,000,000
0.1
Total Repurchase
Agreements
(Cost $3,713,336)
3,713,336
0.6
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.0%
162,000
(7)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.370%
(Cost $162,000) $ 162,000 0.0
Total Short-Term
Investments
(Cost $9,482,493)
9,482,194
1.4
Total Investments in
Securities
(Cost $661,122,632) $ 662,490,015 99.7
Assets in Excess of
Other Liabilities
2,083,352 0.3
Net Assets $ 664,573,367 100.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Short Duration Bond Fund
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Variable rate security. Rate shown is the rate in effect as of
December 31, 2024.
(4)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)
Rate shown is the 7-day yield as of December 31, 2024.
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
TSFR12M 12-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Short Duration Bond Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
December 31, 2024
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 249,707,586 $ — $ 249,707,586
U.S. Treasury Obligations — 150,859,387 — 150,859,387
Asset-Backed Securities — 101,817,129 — 101,817,129
Commercial Mortgage-Backed Securities — 75,366,667 — 75,366,667
Collateralized Mortgage Obligations — 74,988,572 — 74,988,572
U.S. Government Agency Obligations — 268,480 — 268,480
Short-Term Investments 162,000 9,320,194 — 9,482,194
Total Investments, at fair value $ 162,000 $ 662,328,015 $ — $ 662,490,015
Other Financial Instruments+
Futures 384,703 — — 384,703
Total Assets $ 546,703 $ 662,328,015 $ — $ 662,874,718
Liabilities Table
Other Financial Instruments+
Futures $ (25,150) $ — $ — $ (25,150)
Total Liabilities $ (25,150) $ — $ — $ (25,150)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At December 31, 2024, the following futures contracts were outstanding for Voya Short Duration Bond Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 1,741 03/31/25 $ 357,965,922 $ 170,284
U.S. Treasury Ultra Long Bond 6 03/20/25 713,437 (20,240)
$ 358,679,359 $ 150,044
Short Contracts:
U.S. Treasury 5-Year Note (452) 03/31/25 (48,049,718) 182,759
U.S. Treasury 10-Year Note (17) 03/20/25 (1,848,750) (4,910)
U.S. Treasury Long Bond (13) 03/20/25 (1,479,969) 31,660
$ (51,378,437) $ 209,509
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 3,551,725
Gross Unrealized Depreciation (2,184,342)
Net Unrealized Appreciation $ 1,367,383